Cover	Apr. 19, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2024
Entity File Number	001-40681
Entity Registrant Name	Worksport Ltd.
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 N America Dr
Entity Address, City or Town	West Seneca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14224
City Area Code	888
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	WKSPW
Security Exchange Name	NASDAQ